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MICHIGAN
DAILY TAX FREE                              600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                 (212) 830-5200

================================================================================





Dear Shareholder:



We are pleased to present the semi-annual report of Michigan Daily Tax Free Income Fund, Inc. for the period March 1, 1998 through August 31, 1998.

The Fund had net assets of $23,267,675 and 302 active shareholders as of August 31, 1998.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,




\s\Steven W. Duff

Steven W. Duff
President






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
--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS
AUGUST 31, 1998
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Other Tax Exempt Investments (11.16%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 2,595,000   Michigan Municipal Bond Authority                                     09/18/98  4.34%  $ 2,595,694             SP-1+
 -----------                                                                                          -----------
   2,595,000   Total Other Tax Exempt Investments                                                       2,595,694
 -----------                                                                                          -----------
Other Variable Rate Demand Instruments (b) (47.36%)
------------------------------------------------------------------------------------------------------------------------------------
 $   920,000   Birmingham, MI EDC Limited Obligation RB
               (Brown Street Assoc. Project) - Series 1983 (c)
               LOC Michigan National Bank                                            12/01/18  3.67%  $   920,000
   1,000,000   Delta County, MI EDC Environmental Improvement RB
               (Mead Escanaba Paper) - Series C
               LOC Bank of Nova Scotia                                               12/01/23  3.30     1,000,000      P1
     100,000   Delta County, MI EDC Environmental Improvement RB
               (Mead Escanaba Paper) - Series E
               LOC Bank of Nova Scotia                                               12/01/23  3.25       100,000      P1
   1,000,000   Farmington Hills, MI EDC EDRB
               (Carefour Corp. Project) - Series 1985 (c)
               LOC Bankers Trust Company                                             09/01/15  3.42     1,000,000
   1,000,000   Michigan JDA IDRB
               (Michigan Sugar Sebewaing Project) - Series 1985 (c)
               LOC Suntrust Bank                                                     09/01/00  3.35     1,000,000
   1,000,000   Michigan State HFA HRB (Daughters of Charity National
               Health System - Providence Hospital Project) - Series 1997E           11/01/11  3.15     1,000,000    VMIG-1   A1+
   1,100,000   Michigan State Hospital Equipment Loan Program
               LOC First of America                                                  12/01/23  3.30     1,100,000    VMIG-1
     200,000   Michigan State Strategic Fund Limited Obligation RB
               (Pioneer Metal Finishing Inc. Project) - Series 1996
               LOC Barclays Bank                                                     09/01/30  3.35       200,000      P1     A1+
   2,400,000   Michigan State Strategic Fund Limited Obligation RB
               (Pioneer Metal Finishing Inc. Project) - Series 1996
               LOC National City Bank, Northwest                                     11/01/08  3.45     2,400,000             A1
     700,000   Michigan State Strategic Fund PCRB
               (Consumers Power Company Project) - Series 1993A
               LOC Canadian Imperial Bank of Commerce                                06/15/10  3.35       700,000             A1+
     400,000   Michigan State Strategic Fund RB
               (National Rubber Michigan Incorporated Project)
               LOC National Bank of Canada                                           09/01/11  3.40       400,000      P1     A1
     500,000   Michigan State Strategic Fund RB (Pilot Industry Inc. Project) (c)
               LOC National Bank of Detroit                                          06/01/01  3.45       500,000
     300,000   Royal Oak Michigan HFA RB (William Beaumont Hospital)                 01/01/03  3.25       300,000    VMIG1    A1+
     400,000   Royal Oak Michigan HFA RB (William Beaumont Hospital)                 01/01/27  3.25       400,000    VMIG1    A1+
 -----------                                                                                          -----------
  11,020,000   Total Other Variable Rate Demand Instruments                                            11,020,000
 -----------                                                                                          -----------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.
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================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                             Maturity            Value              Standard
   Amount                                                                              Date   Yield     (Note 1)   Moody's  & Poor's
   ------                                                                              ----   -----      ------    -------   -------
Put Bonds (d) (10.74%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,500,000   Michigan Strategic Fund (Donnelly Corp. Project) - Series 1988
               LOC Dresdner Bank A.G.                                                10/01/98  3.90%  $ 1,500,000      P1      A1+
   1,000,000   Puerto Rico Industrial Medical & Environmental PCFA RB
               (Abbott Laboratories) - Series 1983A                                  03/01/99  3.55     1,000,000     Aa1     AAA
 -----------                                                                                          -----------
   2,500,000   Total Put Bonds                                                                          2,500,000
 -----------                                                                                          -----------
Revenue Bond (3.03%)
------------------------------------------------------------------------------------------------------------------------------------
 $   700,000   Michigan State Underground Storage Tank (c)
               AMBAC Insured                                                         05/01/99  3.68%  $   705,400
 -----------                                                                                          -----------
     700,000   Total Revenue Bond                                                                         705,400
 -----------                                                                                          -----------
Tax Exempt Commercial Paper (14.61%)
------------------------------------------------------------------------------------------------------------------------------------
 $ 1,200,000   Delta County, MI EDC (Mead Escanaba Paper) - Series A
               LOC Union Bank of Switzerland                                         09/24/98  3.45%  $ 1,200,000      P1
   1,200,000   Delta County, MI EDC (Mead Escanaba Paper) - Series B
               LOC Morgan Guaranty Trust Company                                     09/24/98  3.45     1,200,000      P1
   1,000,000   Puerto Rico Government Development Bank                               10/15/98  3.00     1,000,000              A1+
 -----------                                                                                          -----------
   3,400,000   Total Tax Exempt Commercial Paper                                                        3,400,000
 -----------                                                                                          -----------
Variable Rate Demand Instruments - Private Placements (b) (11.09%)
------------------------------------------------------------------------------------------------------------------------------------
 $    80,000   Charlevoix, MI (Hoskins)
               LOC Chase Manhattan Bank, N.A.                                        11/01/99  5.52%  $    80,000      P1      A1
   2,500,000   Kalamazoo County, MI Limited Obligation RB
               (WBC Properties Limited Partnership Project) - Series 1985
               LOC Old Kent Bank & Trust Co.                                         09/01/15  3.35     2,500,000      P1      A1
 -----------                                                                                          -----------
   2,580,000   Total Variable Rate Demand Instruments - Private Placements                              2,580,000
 -----------                                                                                          -----------
               Total Investments (97.99%) (Cost $22,801,094+)                                          22,801,094
               Cash and Other Assets in Excess of Liabilities (2.01%)                                     466,581
                                                                                                      -----------
               Net Assets (100.00%), 23,287,867 shares outstanding - Class A (Note 3)                 $23,267,675
                                                                                                      ===========
               Net assets Value, offering and redemption price per share:                             $      1.00
                                                                                                      ===========

               +   Aggregate cost for federal income tax purposes is identical.









--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF NET ASSETS (CONTINUED)
AUGUST 31, 1998
(UNAUDITED)
================================================================================







FOOTNOTES:

(a) The ratings noted for variable rate demand instruments are those of the bank whose letter of credit secures such instruments or the guarantor of the bond. P1 and A1+ are the highest ratings assigned for tax exempt commercial paper.

(b) Securities payable on demand at par including accrued interest (usually with seven days notice) and unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c) Securities that are not rated which the Fund's Board of Directors have determined to be of comparable quality to those rated securities in which the Fund invests.

(d)  The maturity date indicated is the next put date.


KEY:

     EDC      =   Export Development Corporation              JDA       =   Job Development Authority

     EDRB     =   Educational Development Revenue Bond        PCFA      =   Pollution Control Finance Authority

     HFA      =   Hospital Finance Authority                  PCRB      =   Pollution Control Revenue Bond

     HRB      =   Hospital Revenue Bond                       RB        =   Revenue Bond

     IDRB     =   Industrial Development Revenue Bond











--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

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MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED AUGUST 31, 1998
(UNAUDITED)
================================================================================





INVESTMENT INCOME


 Income:
   Interest.....................................................................    $       586,292
                                                                                    ---------------
 Expenses: (Note 2)
   Investment management fee....................................................             47,725
   Administration fee...........................................................             33,408
   Shareholder servicing fee (Class A)..........................................             31,817
   Custodian expenses...........................................................              6,147
   Shareholder servicing and related shareholder expenses.......................             14,478
   Legal, compliance and filing fees............................................             14,719
   Audit and accounting.........................................................             25,257
   Directors' fees..............................................................              3,012
   Other........................................................................              1,949
                                                                                    ---------------
     Total expenses.............................................................            178,512
      Less fees waived..........................................................    (        49,335)
      Less expenses paid indirectly.............................................    (           297)
                                                                                    ---------------
      Net expenses..............................................................            128,880
                                                                                    ---------------
 Net investment income..........................................................            457,412

REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments........................................    (         1,444)
                                                                                    ---------------
 Increase in net assets from operations.........................................    $       455,968
                                                                                    ===============





--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================




                                                                    Six Months Ended
                                                                     August 31, 1998           Year Ended
                                                                       (Unaudited)          February 28, 1998
                                                                        ---------           -----------------



 INCREASE (DECREASE) IN NET ASSETS:
 Operations:
    Net investment income.......................................    $        457,412        $      1,408,041
    Net realized gain (loss) on investments.....................    (          1,444)                     43
                                                                     ---------------         ---------------
    Increase in net assets from operations......................             455,968               1,480,084
 Dividends to shareholders from net investment income
    Class A.....................................................    (        457,412)*      (      1,479,951)*
    Class B.....................................................    (         --    )*      (             90)*
 Capital share transactions (Note 3)
    Class A.....................................................    (     28,323,928)              6,450,450
    Class B.....................................................    (         --    )       (          5,055)
                                                                     ---------------         ---------------
        Total increase (decrease)...............................    (     28,325,372)              6,445,438
 Net assets:
    Beginning of period.........................................          51,593,047              45,147,609
                                                                     ---------------         ---------------
    End of period...............................................    $     23,267,675        $     51,593,047
                                                                     ===============         ===============




* Designated as exempt-interest dividends for federal income tax purposes.








--------------------------------------------------------------------------------
                        See Notes to Financial Statements

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

================================================================================
1. Summary of Accounting Policies.
Michigan Daily Tax Free Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class Specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution of Class B shares commenced on October 10, 1996 and all Fund shares outstanding before October 10, 1996 were designated as Class A shares. The Fund is a short-term, tax exempt money fund. Its financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.

Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management, L.P. (the Manager) at the annual rate of
 .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Contract the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

MICHIGAN DAILY TAX FREE INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
(UNAUDITED)

================================================================================
2.   Investment   Management  Fees  and  Other   Transactions   with  Affiliates
     (Continued).
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

During the period ended August 31, 1998, the Manager voluntarily waived investment management fees and administration fees of $38,972 and $10,363, respectively.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees of $7,960 paid to Reich & Tang Services, Inc., an affiliate of the Manager, as servicing agent for the Fund.

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are expense offsets of $297.

3. Capital Stock.
At August 31, 1998, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $23,287,867. Transactions in capital stock, all at $1.00 per share, were as follows:

Class A                                                 Six Months Ended                     Year Ended
                                                         August 31, 1998                 February 28, 1998
                                                         ---------------                 -----------------
 Sold........................................                 28,100,598                       82,174,625
 Issued on reinvestment of dividends.........                    463,955                        1,437,833
 Redeemed....................................            (    56,888,481)                 (    77,162,008)
                                                         ---------------                  ---------------
 Net increase (decrease).....................            (    28,323,928)                       6,450,450
                                                         ===============                  ===============

Class B                                                                                     Year Ended
                                                                                         February 28, 1998
                                                                                         -----------------
 Sold........................................                                                    --
 Issued on reinvestment of dividends.........                                                          92
 Redeemed....................................                                             (         5,147)
                                                                                          ---------------
 Net increase (decrease).....................                                             (         5,055)
                                                                                          ===============
There were no Class B shares  outstanding as of August 31, 1998 and February 28, 1998.

4. Sales of Securities.
Accumulated undistributed realized losses at August 31, 1998 amounted to $20,192. Of this amount, $18,748 represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire between February 29, 2000 and February 28, 2001.

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of Michigan and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 69% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Concentration of Credit Risk. (Continued) monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

6. Financial Highlights.

                                                                      Year Ended         Year Ended       Year Ended
Class A                                           Six Months         February 28,       February 29,      February 28,
-------                                              Ended         -----------------    ------------   -----------------
                                                August 31, 1998      1998     1997          1996         1995     1994
                                                ---------------    -------   -------      -------      -------   -------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period.........      $ 1.00         $ 1.00    $ 1.00       $ 1.00       $ 1.00    $ 1.00
                                                    -------        -------   -------      -------      -------   -------
 Income from investment operations:
   Net investment income......................        0.015          0.030     0.028        0.032        0.025     0.019
 Less distributions:
   Dividends from net investment income.......      ( 0.015)       ( 0.030)  ( 0.028)    (  0.032)     ( 0.025)  ( 0.019)
                                                    -------        -------   -------      -------      -------   -------
 Net asset value, end of period...............      $ 1.00         $ 1.00    $ 1.00      $  1.00       $ 1.00    $ 1.00
                                                    =======        =======   =======      =======      =======   =======
 Total Return.................................        2.94%*         3.00%     2.82%        3.23%        2.56%     1.88%
 Ratios/Supplemental Data
 Net assets, end of period (000)..............      $ 23,268       $ 51,593  $ 45,143    $  57,510     $ 55,324  $ 68,401
 Ratios to average net assets:
   Expenses (net of fees waived)..............        0.81%*         0.81%     0.82%        0.82%        0.75%     0.74%
   Net investment income......................        2.88%*         2.96%     2.79%        3.17%        2.53%     1.86%
   Management, administration and
     shareholder servicing fees waived                0.31%*         0.21%     0.08%        0.10%        0.28%     0.30%
   Expenses paid indirectly...................        0.00%          0.00%     0.01%        0.02%        0.00%     0.00%

                                                                Year                       October 10, 1996
Class B                                                         Ended                 (Commencement of Sales) to
-------                                                   February 28, 1998              February 28, 1997
                                                          -----------------              -----------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...................       $ 1.00                         $ 1.00
                                                               --------                       --------
 Income from investment operations:
   Net investment income................................         0.018                          0.012
 Less distributions:
   Dividends from net investment income.................       ( 0.018 )                      ( 0.012 )
                                                               --------                       --------
 Net asset value, end of period.........................       $ 1.00                         $ 1.00
                                                               ========                       ========
 Total Return...........................................         3.19%*                         3.08%*
 Ratios/Supplemental Data
 Net assets, end of period (000)........................          -0-                              5
 Ratios to average net assets:
   Expenses (net of fees waived)........................         0.62%*                         0.60%*
   Net investment income................................         3.15%*                         3.04%*
   Management and administration fees waived............         0.21%*                         0.08%*
   Expenses paid indirectly.............................         0.00%                          0.01%*
   *   Annualized

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






                                             MICHIGAN
                                             DAILY
                                             TAX FREE
                                             INCOME
                                             FUND, INC.






                                                  Semi-Annual Report
                                                    August 31, 1998
                                                      (Unaudited)

















--------------------------------------------------------------------------------

--------------------------------------------------------------------------------






-----------------------------------------------------
This   report   is   submitted   for   the   general
information of the  shareholders  of the Fund. It is
not  authorized  for   distribution  to  prospective
investors   in   the   Fund   unless   preceded   or
accompanied  by  an  effective   prospectus,   which
includes    information    regarding    the   Fund's
objectives   and   policies,   experience   of   its
management,   marketability  of  shares,  and  other
information.
-----------------------------------------------------

Michigan Daily Tax Free Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020

Manager
     Reich & Tang Asset Management, L.P.
     600 Fifth Avenue
     New York, New York 10020

Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105

Transfer Agent &
     Dividend Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020







--------------------------------------------------------------------------------